Income Taxes - Tax Rates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Income Taxes [Line Items]
Estimated corporate tax rate	28.00%	28.00%	28.00%
South Africa
Disclosure of Income Taxes [Line Items]
Mining tax rate	34.00%	34.00%	34.00%
Estimated corporate tax rate	28.00%	28.00%	28.00%
Argentina
Disclosure of Income Taxes [Line Items]
Estimated corporate tax rate	30.00%	30.00%	30.00%
Australia
Disclosure of Income Taxes [Line Items]
Estimated corporate tax rate	30.00%	30.00%	30.00%
Brazil
Disclosure of Income Taxes [Line Items]
Estimated corporate tax rate	34.00%	34.00%	34.00%
Ghana
Disclosure of Income Taxes [Line Items]
Estimated corporate tax rate	30.00%	30.00%	30.00%
Guinea
Disclosure of Income Taxes [Line Items]
Estimated corporate tax rate	30.00%	30.00%	30.00%
Tanzania
Disclosure of Income Taxes [Line Items]
Estimated corporate tax rate	30.00%	30.00%	30.00%